Sales - geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Sales of goods [Line Items]
Less: Royalty contributions (see Note 2(k))	$ (17,733)	$ (12,974)	$ (11,749)
Revenue from sale of goods	801,199	863,470	637,619
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	3,975,295	4,199,448	2,538,593
Sociedad Minera Cerro Verde S.A.A. | Asia [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	3,229,797	3,223,191	2,096,084
Sociedad Minera Cerro Verde S.A.A. | North America [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	386,768	429,330	120,865
Sociedad Minera Cerro Verde S.A.A. | Europe [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	192,859	314,425	207,954
Sociedad Minera Cerro Verde S.A.A. | South America primarily Peru [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	165,871	232,502	106,489
Sociedad Minera Cerro Verde S.A.A. | Central America
Disclosure of Sales of goods [Line Items]
Revenue from sale of goods before deducting royalty expense	$ 0	$ 0	$ 7,201